Company Balance Sheet	12 Months Ended
Dec. 31, 2020
Disclosure of separate financial statements [Abstract]
Company Balance Sheet	COMPANY BALANCE SHEET

		December 31,
		2019	2020
	Notes	(US$ in millions)
ASSETS
Non-current assets
Interests in subsidiaries		$1,129	$1,144
Note receivable from subsidiaries		5,919	7,782
Total non-current assets		7,048	8,926
Current assets
Other receivables and prepayments		96	59
Cash and cash equivalents		216	6
Other assets		35	—
Total current assets		347	65
Total assets		$7,395	$8,991

EQUITY
Capital and reserves attributable to equity holders of the Company
Share capital		$81	$81
Reserves	28(a)	1,738	1,851
Total equity		1,819	1,932
LIABILITIES
Non-current liabilities
Borrowings		5,461	6,920
Other payables		1	3
Total non-current liabilities		5,462	6,923
Current liability
Other payables		114	136
Total current liability		114	136
Total liabilities		5,576	7,059
Total equity and liabilities		$7,395	$8,991
Net current assets/(liabilities)		$233	$(71)
Total assets less current liability		$7,281	$8,855
(a)Movement of reserves

	Capital reserve	Share premium	Share-based compensation reserves	Currency translation reserve	Retained earnings	Total
	(US$ in millions)
Balance at January 1, 2018	$106	$1,428	$49	$(14)	$213	$1,782
Profit for the year	—	—	—	—	2,192	2,192
Other comprehensive expense for the year	—	—	—	(4)	—	(4)
Total comprehensive (expense)/income	—	—	—	(4)	2,192	2,188
Exercise of share options	—	23	—	—	—	23
Transfer to share premium upon exercise of share options	—	6	(6)	—	—	—
Forfeiture of share options	—	—	(4)	—	4	—
Share-based compensation of the Company	—	—	14	—	—	14
Dividends to equity holders of the Company (Note 10)	—	—	—	—	(2,053)	(2,053)
Balance at December 31, 2018	106	1,457	53	(18)	356	1,954
Profit for the year	—	—	—	—	1,792	1,792
Other comprehensive income for the year	—	—	—	4	—	4
Total comprehensive income	—	—	—	4	1,792	1,796
Exercise of share options	—	28	—	—	—	28
Transfer to share premium upon exercise of share options	—	6	(6)	—	—	—
Forfeiture of share options	—	—	(3)	—	3	—
Share-based compensation of the Company	—	—	14	—	—	14
Dividends to equity holders of the Company (Note 10)	—	—	—	—	(2,054)	(2,054)
Balance at December 31, 2019	106	1,491	58	(14)	97	1,738
Profit for the year	—	—	—	—	1,120	1,120
Other comprehensive income for the year	—	—	—	3	—	3
Total comprehensive income	—	—	—	3	1,120	1,123
Exercise of share options	—	6	—	—	—	6
Transfer to share premium upon exercise of share options	—	1	(1)	—	—	—
Forfeiture of share options	—	—	(8)	—	8	—
Share-based compensation of the Company	—	—	9	—	—	9
Dividends to equity holders of the Company (Note 10)	—	—	—	—	(1,025)	(1,025)
Balance at December 31, 2020	$106	$1,498	$58	$(11)	$200	$1,851